Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) shares in Millions, Unit_pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,981.0	1,972.0	1,959.0
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	4.8	0.2
Share-based compensation number of shares issued	9.6	3.9	10.9
Share-based compensation grant date fair value | $	$ 293	$ 9
Annual LTI Plans [member] | Long Term Incentive Restricted Stock Unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share to acquire by holder	one
Annual LTI Plans [member] | Long Term Incentive Restricted Stock Unit [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	3.9	2.8
Share-based compensation grant date fair value | $	$ 228	$ 155
Annual LTI Plans [member] | Long Term Incentive Performance Share Units [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0.5
Share-based compensation grant date fair value | $	$ 39
Annual LTI Plans [member] | Long Term Incentive Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Annual LTI Plans [member] | Long Term Incentive Stock Option Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Annual LTI Plans [member] | Long Term Incentive Stock Option Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	10 years
Annual LTI Plans [member] | Restricted Stock Units [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	0.5	0.2
Annual LTI Plans [member] | Performance share units (PSUs) [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0.1
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0.7	0.8
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program One [member] | Vesting Period One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	3 years
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program One [member] | Vesting Period Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program One [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted | $	$ 44	$ 45
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0.1	0.1
Share-based compensation grant date fair value | $	$ 7	$ 7